Feb-08-05 01:51pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-076 P.002/002 F-580

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05001240

1-6407

NYSE

Cert NYS

February 8, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SOUTHERN UNION COMPANY, Corporate Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 8, 2005. Tentative listing date -- February 9, 2005.

Sincerely,

Paras Madho